Fair Value Measurements (Schedule Of Available For Sale Securities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Cost	$ 8,442	$ 12,976
Gross Unrealized Losses	0	0
Gross Unrealized Gains	1,283	106,220
Fair value	9,725	119,196
Available-for-sale Securities [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Cost	659	5,207
Gross Unrealized Losses	0	0
Gross Unrealized Gains	1,283	106,220
Fair value	1,942	111,427
Cost-method Investments [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Cost	7,783	7,769
Gross Unrealized Losses	0	0
Gross Unrealized Gains	0	0
Fair value	$ 7,783	$ 7,769